AMERICAN LIFE

                             SEPARATE ACCOUNT NO. 2
                                  ANNUAL REPORT

                                DECEMBER 31, 2000

        This report is not to be construed as an offering for sale of any
           Variable Product. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

                 THE AMERICAN LIFE INSURANCE COMPANY OF NEW YORK

                             Separate Account No. 2
                                  Annual Report
                                December 31, 2000

Dear Policyowner:

      We are pleased to send you the 2000 Annual Report of American Life's Separate Account No. 2. This Account, which commenced operations in late 1993, is an investment vehicle for owners of our Individual Retirement Annuity and Flexible Premium Annuity contracts. Separate Account No. 2 consists of seventeen distinct funds. Each invests in shares of one of nine funds of Mutual of America Investment Corporation (the "Investment Company"): the Money Market, All America, Equity Index, Mid-Cap Equity Index, Bond, Short-Term Bond, Mid-Term Bond, Composite and Aggressive Equity Fund; three portfolios of Scudder Variable Life Investment Fund ("Scudder"): the Bond, Capital Growth and International Portfolio; the VP Capital Appreciation Fund of American Century Variable Portfolios, Inc. ("American Century"); the Calvert Social Balanced Portfolio of Calvert Variable Series, Inc. ("Calvert"); the Equity-Income Portfolio of Fidelity Investments Variable Insurance Products Fund ("Fidelity VIP"); and the Contrafund Portfolio and Asset Manager Portfolio of Fidelity Investments Variable Insurance Products Fund II ("Fidelity VIP II").

      Each of the funds of Separate Account No. 2 owns shares in a similarly named fund of the Investment Company, portfolio of Scudder, fund of American Century, portfolio of Calvert, portfolio of Fidelity VIP and portfolio of Fidelity VIP II. The investment results of each of the funds of Separate Account No. 2 are based on the performance of the corresponding funds or portfolios of the Investment Company, Scudder, American Century, Calvert, Fidelity VIP and Fidelity VIP II.

      The investment objectives and primary investments of the funds and portfolios in which the Separate Account Funds invested in 2000 are summarized as follows:

      Investment Company Money Market Fund: This Fund seeks to realize high current income to the extent consistent with the maintenance of liquidity, investment quality and stability of capital through investments in money market instruments and other short-term debt securities.

      Investment Company All America Fund: This Fund seeks to outperform the Standard & Poor's Composite Index of 500 Stocks (the "S&P 500 Index") by investing in a diversified portfolio of primarily common stocks. The Fund invests approximately 60% of its assets (the "Indexed Assets") to provide investment results that correspond to the performance of the S&P 500 Index. The remaining approximately 40% of its assets (the "Active Assets") seek to achieve a high level of total return, through both appreciation of capital and, to a lesser extent, current income, by means of a diversified portfolio of primarily common stocks with a broad exposure to the market. ("Standard & Poor's", "S&P" and "S&P 500" are trademarks of The McGraw-Hill Companies, Inc.)

      Investment   Company  Equity  Index  Fund:  This  Fund  seeks  to  provide investment results that correspond to the performance of the S&P 500 Index by investing primarily in the common stocks that comprise the S&P 500 Index.

      Investment Company Mid-Cap Equity Index Fund: This Fund seeks to provide investment results that correspond to the performance of the S&P MidCap 400 Index by investing primarily in the common stocks that comprise the S&P MidCap 400 Index. ("S&P MidCap 400" is a trademark of The McGraw-Hill Companies, Inc.)

      Investment Company Bond Fund: This Fund seeks to provide as high a level of current income over time as is believed consistent with prudent investment risk, with preservation of capital a secondary objective, by investing primarily in publicly-traded, investment grade debt securities.

      Investment Company Short-Term Bond Fund: This Fund seeks to provide as high a level of current income over time as is believed consistent with prudent investment risk, with preservation of capital a secondary objective, by investing primarily in publicly-traded, investment grade debt securities and money market instruments. The average maturity of the Fund is between one and three years.

      Investment Company Mid-Term Bond Fund: This Fund seeks to provide as high a level of current income over time as is believed consistent with prudent investment risk, with preservation of capital a secondary objective, by investing primarily in publicly-traded, investment grade debt securities. The average maturity of the Fund is between three and seven years.

      Investment Company Composite Fund: This Fund seeks to achieve as high a total rate of return, through both appreciation of capital and current income, as is consistent with prudent investment risk, by investing in a diversified portfolio of publicly-traded common stocks, bonds and money market instruments.

      Investment Company Aggressive Equity Fund: This Fund's investment objective is capital appreciation, by investing in companies believed to possess above-average growth potential and in companies believed to possess valuable assets or whose securities are believed to be undervalued in the marketplace.

      Scudder Bond Portfolio: This Portfolio seeks a high level of income consistent with a high quality portfolio of primarily investment grade debt securities.

      Scudder Capital Growth Portfolio: This Portfolio seeks to maximize long-term capital growth through a broad and flexible investment program.

      Scudder International Portfolio: This Portfolio seeks long-term growth of capital primarily through a diversified portfolio of foreign equity securities.

      American Century VP Capital Appreciation Fund: This Fund seeks capital growth by investing primarily in common stocks that meet certain fundamental and technical standards and are considered by the Fund's management to have better-than-average prospects for appreciation.

      Calvert Social Balanced Portfolio: This Portfolio seeks a competitive total return through an actively managed, non-diversified portfolio of stocks, bonds and money market instruments that offer income and growth opportunity and satisfy the social concern criteria established for the Portfolio.

      Fidelity VIP Equity-Income Portfolio: This Portfolio seeks reasonable income by investing primarily in income-producing equity securities, while considering the potential for capital appreciation, and it also seeks to achieve a yield that exceeds the composite yield on the securities comprising the S&P 500 Index.

      Fidelity VIP II Contrafund Portfolio: This Portfolio seeks capital appreciation over the long term by investing in securities of companies whose value, the Portfolio's adviser believes, is not fully recognized by the public. These securities may be issued by domestic or foreign companies and many may not be well known. The Portfolio normally invests primarily in common stocks.

      Fidelity VIP II Asset Manager Portfolio: This Portfolio seeks high total return with reduced risk over the long term by allocating its assets among domestic and foreign stocks, bonds and short-term/money market instruments, with an expected "neutral mix" over the long term of 10% in short-term/money market instruments, 40% in bonds and 50% in stocks.

      For the year ended December 31, 2000, the following total returns were experienced in these seventeen Separate Account Funds:

      Investment Company Money Market Fund(1) ...............      + 4.9%
      Investment Company All America Fund ...................      - 6.2%
      Investment Company Equity Index Fund ..................      -10.2%
      Investment Company Mid-Cap Equity Index Fund ..........      +15.2%
      Investment Company Bond Fund ..........................      + 7.5%
      Investment Company Short-Term Bond Fund ...............      + 6.5%
      Investment Company Mid-Term Bond Fund .................      + 3.5%
      Investment Company Composite Fund .....................      - 1.8%
      Investment Company Aggressive Equity Fund .............      - 2.4%
      Scudder Bond Fund .....................................      + 9.2%
      Scudder Capital Growth Fund ...........................      -11.1%
      Scudder International Fund ............................      -22.8%
      American Century VP Capital Appreciation Fund .........      + 7.9%
      Calvert Social Balanced Fund ..........................      - 4.4%
      Fidelity VIP Equity-Income Fund .......................      + 7.2%
      Fidelity VIP II Contrafund ............................      - 7.7%
      Fidelity VIP II Asset Manager Fund ....................      - 5.1%

----------
(1) The seven-day net annualized effective yield as of 2/13/01 was 4.4% and is not necessarily indicative of future actual yields.

      Total return is equal to the changes in the value of a unit of participation in a Fund from the beginning to the end of the specified period. It reflects investment income earned and reinvested plus the changes in the market value (whether realized or unrealized) of the securities in the respective fund or portfolio of the Investment Company, Scudder, American Century, Calvert or Fidelity during the indicated period. Results are net of all charges, including a monthly service charge (assessed against an average account balance for all individually allocated contracts) based upon a hypothetical $1,000 invested at the beginning of the period. Returns are not guaranteed and are not necessarily indicative of the future investment performance of the particular Fund. Withdrawals and contributions made within a period would experience different rates of return based on the respective unit values on the dates of such transactions.

      This report includes financial statements for each Fund of Separate Account No. 2. Accompanying this report are the financial statements for each similarly named fund of the Investment Company, portfolio of Scudder, fund of American Century, portfolio of Calvert and portfolios of Fidelity VIP and Fidelity VIP II.

      Total Return Separate Account Performance Notes for extended time periods and other services are available by calling 1-800-392-4082.

      I hope you will find this report helpful and informative.

                                 Sincerely,

                                 /s/ Manfred Altstadt

                                 Manfred Altstadt
                                 Senior Executive Vice President
                                 and Chief Financial Officer,
                                 The American Life Insurance Company of New York

                                    CONTENTS

                                                                            Page
                                                                            ----
Annual Report of American Life Separate Account No. 2 .....................    1

   Statement of Assets and Liabilities ....................................    5

   Statement of Operations ................................................    7

   Statements of Changes in Net Assets ....................................    9

   Notes to Financial Statements ..........................................   12

   Report of Independent Public Accountants ...............................   17

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                       STATEMENT OF ASSETS AND LIABILITIES
                                December 31, 2000

                                                                              Investment Company
                                                          ------------------------------------------------------------
                                                                                                Mid-Cap
                                                           Money                    Equity      Equity
                                                           Market    All America     Index       Index         Bond
                                                            Fund         Fund        Fund         Fund         Fund
                                                          ---------   ---------    ---------    ---------    ---------
ASSETS:
Investments in Mutual of America Investment Corporation
   at market value
   (Cost:
   Money Market Fund -- $56,078
   All America Fund -- $438,348
   Equity Index Fund -- $251,741
   Mid-Cap Equity Index Fund -- $15,421
   Bond Fund -- $63,988)
   (Notes 1 and 2) ....................................    $53,758    $363,590     $235,755      $16,072      $60,351
Due from (To) General Account .........................         20      (6,420)        (455)        (256)         199
                                                           -------    --------     --------      -------      -------
NET ASSETS ............................................    $53,778    $357,170     $235,300      $15,816      $60,550
                                                           =======    ========     ========      =======      =======
UNIT VALUE AT DECEMBER 31, 2000 (Note 4) ..............    $  2.22    $   9.46     $   3.07      $  1.28      $  3.31
                                                           =======    ========     ========      =======      =======
NUMBER OF UNITS OUTSTANDING AT
   DECEMBER 31, 2000 (Note 4) .........................     24,251      37,775       76,577       12,361       18,282
                                                           =======    ========     ========      =======      =======

                                                                         Investment Company
                                                          ----------------------------------------------
                                                                                              Aggressive
                                                          Short-Term  Mid-Term   Composite      Equity
                                                          Bond Fund   Bond Fund    Fund          Fund
                                                          ---------   ---------   ---------    ---------
ASSETS:
Investments in Mutual of America Investment Corporation
   at market value
   (Cost:
   Short-Term Bond Fund -- $50,808
   Mid-Term Bond Fund -- $1,439
   Composite Fund -- $50,153
   Aggressive Equity Fund -- $134,248)
   (Notes 1 and 2) ....................................    $48,645     $1,349      $50,336      $146,962
Due from (To) General Account .........................         54         11         (387)         (296)
                                                           -------     ------      -------      --------
NET ASSETS ............................................    $48,699     $1,360      $49,949      $146,666
                                                           =======     ======      =======      ========
UNIT VALUE AT DECEMBER 31, 2000 (Note 4) ..............    $  1.37     $ 1.38      $  5.52      $   2.79
                                                           =======     ======      =======      ========
NUMBER OF UNITS OUTSTANDING AT
   DECEMBER 31, 2000 (Note 4) .........................     35,617        989        9,047        52,543
                                                           =======     ======      =======      ========

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                       STATEMENT OF ASSETS AND LIABILITIES
                                December 31, 2000

                                                                                          American
                                                                Scudder                    Century
                                                 ------------------------------------   ------------
                                                              Capital                    VP Capital
                                                  Bond        Growth    International   Appreciation
                                                  Fund         Fund          Fund           Fund
                                                 ---------   ---------  -------------   ------------
ASSETS:
Investments in Scudder Portfolios and American
   Century VP Capital Appreciation Fund
   (Cost:
   Scudder Bond Fund -- $18,441
   Scudder Capital Growth Fund -- $352,439
   Scudder International Fund -- $88,780
   American Century VP
     Capital Appreciation Fund -- $30,923)
   (Notes 1 and 2) ...........................    $18,954    $ 355,937      $89,791        $29,700
Due from (To) General Account ................        137     (136,914)       2,453         (2,677)
                                                  -------    ---------      -------        -------
NET ASSETS ...................................    $19,091    $ 219,023      $92,244        $27,023
                                                  =======    =========      =======        =======
UNIT VALUE AT DECEMBER 31, 2000 (Note 4) .....    $ 13.94    $   42.97      $ 20.02        $ 18.82
                                                  =======    =========      =======        =======
NUMBER OF UNITS OUTSTANDING AT
   DECEMBER 31, 2000 (Note 4) ................      1,370        5,097        4,608          1,436
                                                  =======    =========      =======        =======

                                                  Calvert                 Fidelity
                                                 --------   ------------------------------------
                                                                VIP                     VIP II
                                                  Social      Equity-       VIP II      Asset
                                                 Balanced     Income        Contra     Manager
                                                   Fund        Fund          Fund       Fund
                                                 --------   ----------    ----------  ---------
ASSETS:
Investments in Calvert Social Balanced Portfolio and
   Fidelity Portfolios at market value
   (Cost:
   Calvert Social Balanced Fund -- $43,977
   VIP Equity-Income Fund -- $84,808
   VIP II Contra Fund -- $331,548
   VIP II Asset Manager Fund -- $83,895)
   (Notes 1 and 2) ...........................    $41,898    $ 86,934      $323,802     $80,465
Due from (To) General Account ................     (5,634)    (27,508)        1,723         924
                                                  -------    --------      --------     -------
NET ASSETS ...................................    $36,264    $ 59,426      $325,525     $81,389
                                                  =======    ========      ========     =======
UNIT VALUE AT DECEMBER 31, 2000 (Note 4) .....    $  3.23    $  34.61      $  29.73     $ 25.14
                                                  =======    ========      ========     =======
NUMBER OF UNITS OUTSTANDING AT
   DECEMBER 31, 2000 (Note 4) ................     11,222       1,717        10,950       3,238
                                                  =======    ========      ========     =======

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                             STATEMENT OF OPERATIONS
                      For the Year Ended December 31, 2000

                                                                    Investment Company
                                                 --------------------------------------------------------
                                                    Money           All          Equity         Mid-Cap
                                                    Market        America         Index      Equity Index
                                                    Fund           Fund           Fund           Fund
                                                 -----------    -----------    -----------    -----------
INVESTMENT INCOME AND EXPENSES:
Income (Note 1):
   Dividend Income ...........................    $  2,711      $  116,851     $    27,303     $  7,873
                                                  --------      ----------     -----------     --------
Expenses (Note 3):
   Fees and administrative expenses ..........      11,482          68,373          80,136        4,388
                                                  --------      ----------     -----------     --------
NET INVESTMENT INCOME (LOSS) .................      (8,771)         48,478         (52,833)       3,485
                                                  --------      ----------     -----------     --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (Note 1):
   Net realized gain (loss) on investments ...     (57,411)      1,312,002       1,430,406      143,144
   Net unrealized appreciation (depreciation)
     of investments ..........................      60,965        (567,645)     (1,026,904)     (19,739)
                                                  --------      ----------     -----------     --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS ............................       3,554         744,357         403,502      123,405
                                                  --------      ----------     -----------     --------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS .................    $ (5,217)     $  792,835     $   350,669     $126,890
                                                  ========      ==========     ===========     ========

                                                                          Investment Company
                                                -----------------------------------------------------------------------
                                                                Short-Term     Mid-Term                     Aggressive
                                                   Bond           Bond           Bond         Composite       Equity
                                                   Fund           Fund           Fund            Fund          Fund
                                                -----------    -----------    -----------    -----------    -----------
INVESTMENT INCOME AND EXPENSES:
Income (Note 1):
   Dividend Income ..........................    $ 4,446         $  2,770       $     80      $  14,453     $    27,833
                                                 -------         --------       --------      ---------     -----------
Expenses (Note 3):
   Fees and administrative expenses .........      9,003              985          1,116         32,426          33,832
                                                 -------         --------       --------      ---------     -----------
NET INVESTMENT INCOME (LOSS) ................     (4,557)           1,785         (1,036)       (17,973)         (5,999)
                                                 -------         --------       --------      ---------     -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (Note 1):
   Net realized gain (loss) on investments ..     62,624)         (81,868)       (10,857)       375,686       2,031,178
   Net unrealized appreciation (depreciation)
     of investments .........................     18,060           80,896         16,124       (198,658)     (1,487,157)
                                                 -------         --------       --------      ---------     -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS ...........................     55,436             (972)         5,267        177,028         544,021
                                                 -------         --------       --------      ---------     -----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ................    $50,879         $    813       $  4,231      $ 159,055     $   538,022
                                                 =======         ========       ========      =========     ===========

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                            STATEMENT OF OPERATIONS
                      For the Year Ended December 31, 2000

                                                                                                American
                                                                   Scudder                      Century
                                                 -----------------------------------------    -----------
                                                                  Capital                      VP Capital
                                                    Bond          Growth      International   Appreciation
                                                    Fund           Fund           Fund            Fund
                                                 -----------    -----------   -------------   -----------
INVESTMENT INCOME AND EXPENSES:
Income (Note 1):
   Dividend Income ...........................     $11,591      $ 1,003,010     $  608,462     $ 100,305
                                                   -------      -----------     ----------     ---------
Expenses (Note 3):
   Fees and administrative expenses ..........       1,902           51,097         65,611        16,341
                                                   -------      -----------     ----------     ---------
NET INVESTMENT INCOME (LOSS) .................       9,689          951,913        542,851        83,964
                                                   -------      -----------     ----------     ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (Note 1):
   Net realized gain (loss) on investments ...      (4,481)         291,449      1,008,364       823,162
   Net unrealized appreciation (depreciation)
     of investments ..........................       1,427       (1,230,994)       (80,528)     (342,824)
                                                   -------      -----------     ----------     ---------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS ............................      (3,054)        (939,545)       927,836       480,338
                                                   -------      -----------     ----------     ---------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS .................     $ 6,635      $    12,368     $1,470,687     $ 564,302
                                                   =======      ===========     ==========     =========

                                                    Calvert                     Fidelity
                                                 -----------    -----------------------------------------
                                                                    VIP                         VIP II
                                                    Social        Equity-        VIP II          Asset
                                                   Balanced       Income         Contra         Manager
                                                     Fund          Fund           Fund           Fund
                                                 -----------    -----------   -------------   -----------
INVESTMENT INCOME AND EXPENSES:
Income (Note 1):
   Dividend Income ...........................    $  1,992       $ 214,519      $ 1,186,459     $ 203,724
                                                  --------       ---------      -----------     ---------
Expenses (Note 3):
   Fees and administrative expenses ..........       5,448          15,430           52,363        11,730
                                                  --------       ---------      -----------     ---------
NET INVESTMENT INCOME (LOSS) .................      (3,456)        199,089        1,134,096       191,994
                                                  --------       ---------      -----------     ---------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS (Note 1):
   Net realized gain (loss) on investments ...      67,199         (72,968)         636,653       (41,083)
   Net unrealized appreciation (depreciation)
      of investments .........................     (47,530)       (223,095)      (2,093,634)     (193,546)
                                                  --------       ---------      -----------     ---------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS ............................      19,669        (296,063)      (1,456,981)     (234,629)
                                                  --------       ---------      -----------     ---------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS .................    $ 16,213       $ (96,974)     $  (322,885)    $ (42,635)
                                                  ========       =========      ===========     =========

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                       STATEMENTS OF CHANGES IN NET ASSETS
                        For the Years Ended December 31,
                                (except as noted)

                                                                             Investment Company
                                             --------------------------------------------------------------------------------------
                                                  Money Market Fund             All America Fund              Equity Index Fund
                                             --------------------------    --------------------------    --------------------------
                                                 2000           1999           2000          1999           2000            1999
                                             -----------    -----------    -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) ..........   $    (8,771)   $    55,797    $    48,478    $   621,693    $   (52,833)   $   178,941
   Net realized gain (loss) on investments       (57,411)        13,456      1,312,002        847,450      1,430,406      2,056,020
   Net unrealized appreciation
     (depreciation) of investments .......        60,965        (45,566)      (567,645)       363,371     (1,026,904)       472,583
                                             -----------    -----------    -----------    -----------    -----------    -----------
Net Increase (Decrease) in net assets
   resulting from operations .............        (5,217)        23,687        792,835      1,832,514        350,669      2,707,544
                                             -----------    -----------    -----------    -----------    -----------    -----------
From Unit Transactions (Note 5):
   Contributions .........................        33,063        878,466        180,037      1,145,690        413,986      2,248,818
   Withdrawals ...........................    (1,587,167)      (184,058)    (1,533,285)      (820,553)    (2,196,595)    (1,164,011)
   Net Transfers .........................       199,013        (62,173)    (8,929,134)       (90,540)   (11,917,778)    (1,522,462)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Net Increase (Decrease) from unit
   transactions ..........................    (1,355,091)       632,235    (10,282,382)       234,597    (13,700,387)      (437,655)
                                             -----------    -----------    -----------    -----------    -----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS ....    (1,360,308)       655,922     (9,489,547)     2,067,111    (13,349,718)     2,269,889
NET ASSETS:
Beginning of Year ........................     1,414,086        758,164      9,846,717      7,779,606     13,585,018     11,315,129
                                             -----------    -----------    -----------    -----------    -----------    -----------
End of Year ..............................   $    53,778    $ 1,414,086    $   357,170    $ 9,846,717    $   235,300    $13,585,018
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                                            Investment Company
                                             --------------------------------------------------------------------------------------
                                                   Mid-Cap Equity                                               Short-Term
                                                     Index Fund                     Bond Fund                    Bond Fund
                                             --------------------------    --------------------------    --------------------------
                                                 2000          1999(a)         2000          1999           2000            1999
                                             -----------    -----------    -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) ..........   $     3,485    $       817    $    (4,557)   $    78,881    $     1,785    $    11,561
   Net realized gain (loss) on investments       143,144           (175)       (62,624)      (190,525)       (81,868)            63
   Net unrealized appreciation
     (depreciation) of investments .......       (19,739)        20,390        118,060          6,573         80,896    $   (80,607)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Net Increase (Decrease) in net assets
   resulting from operations .............       126,890         21,032         50,879       (105,071)           813        (68,983)
                                             -----------    -----------    -----------    -----------    -----------    -----------
From Unit Transactions (Note 5):
   Contributions .........................         4,496         31,113         37,415        206,537          2,018         24,508
   Withdrawals ...........................      (516,647)       (16,918)       (83,682)      (219,241)        (2,326)       (17,197)
   Net Transfers .........................        51,363        314,487    $(1,360,023)      (733,616)      (121,797)        73,718
                                             -----------    -----------    -----------    -----------    -----------    -----------
Net Increase (Decrease) from unit
   transactions ..........................      (460,788)       328,622     (1,406,290)      (746,320)      (122,105)        81,029
                                             -----------    -----------    -----------    -----------    -----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS ....      (333,898)       349,714     (1,355,411)      (851,391)      (121,292)        12,046
NET ASSETS:
Beginning of Year ........................       349,714             --      1,415,961      2,267,352        169,991        157,945
                                             -----------    -----------    -----------    -----------    -----------    -----------
End of Year ..............................   $    15,816    $   349,714    $    60,550    $ 1,415,961    $    48,699    $   169,991
                                             ===========    ===========    ===========    ===========    ===========    ===========

----------
(a)   For the period May 3, 1999  (Commencement  of  Operations) to December 31,
      1999.

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                       STATEMENTS OF CHANGES IN NET ASSETS
                        For the Years Ended December 31,

                                                                                Investment Company
                                             --------------------------------------------------------------------------------------
                                                      Mid-Term                                               Aggressive Equity
                                                      Bond Fund                  Composite Fund                    Fund
                                             --------------------------    --------------------------    --------------------------
                                                 2000           1999           2000          1999           2000            1999
                                             -----------    -----------    -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) ..........   $    (1,036)   $     9,722    $   (17,973)   $   284,820    $    (5,999)   $   (42,986)
   Net realized gain (loss) on investments       (10,857)        (4,510)       375,686         24,201      2,031,178        483,483
   Net unrealized appreciation
     (depreciation) of investments .......        16,124         (5,052)      (198,658)       275,733     (1,487,157)       808,207
                                             -----------    -----------    -----------    -----------    -----------    -----------
Net Increase (Decrease) in net assets
   resulting from operations .............         4,231            160        159,055        584,754        538,022      1,248,704
                                             -----------    -----------    -----------    -----------    -----------    -----------
From Unit Transactions (Note 5):
   Contributions .........................         3,459         90,793        173,534      1,671,677        281,751        537,315
   Withdrawals ...........................       (28,156)       (19,932)      (657,685)      (541,682)      (767,984)      (457,725)
   Net Transfers .........................      (189,757)      (120,220)    (4,536,344)      (234,255)    (4,269,131)      (549,705)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Net Increase (Decrease) from unit
   transactions ..........................      (214,454)       (49,359)    (5,020,495)       895,740     (4,755,364)      (470,115)
                                             -----------    -----------    -----------    -----------    -----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS ....      (210,223)       (49,199)    (4,861,440)     1,480,494     (4,217,342)       778,589
NET ASSETS:
Beginning of Year ........................       211,583        260,782      4,911,389      3,430,895      4,364,008      3,585,419
                                             -----------    -----------    -----------    -----------    -----------    -----------
End of Year ..............................   $     1,360    $   211,583    $    49,949    $ 4,911,389    $   146,666    $ 4,364,008
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                                                  Scudder
                                             --------------------------------------------------------------------------------------
                                                      Bond Fund                Capital Growth Fund            International Fund
                                             --------------------------    --------------------------    --------------------------
                                                 2000           1999           2000          1999           2000            1999
                                             -----------    -----------    -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) ..........   $     9,689    $    11,937    $   951,913    $   597,973    $   542,851    $   546,736
   Net realized gain (loss) on investments        (4,481)       (15,965)       291,449      1,329,205      1,008,364      7,603,116
   Net unrealized appreciation
     (depreciation) of investments .......         1,427         (1,558)    (1,230,994)       181,106        (80,528)        71,889
                                             -----------    -----------    -----------    -----------    -----------    -----------
Net Increase (Decrease) in net assets
   resulting from operations .............         6,635         (5,586)        12,368      2,108,284      1,470,687      8,221,741
                                             -----------    -----------    -----------    -----------    -----------    -----------
From Unit Transactions (Note 5):
   Contributions .........................         9,025         69,147        262,860      1,246,448        140,475        271,065
   Withdrawals ...........................       (51,236)       (18,843)    (1,274,606)    (1,280,074)      (533,038)      (195,868)
   Net Transfers .........................      (206,668)      (134,407)    (7,070,676)        45,702    (19,804,973)     8,738,551
                                             -----------    -----------    -----------    -----------    -----------    -----------
Net Increase (Decrease) from unit
   transactions ..........................      (248,879)       (84,103)    (8,082,422)        12,076    (20,197,536)     8,813,748
                                             -----------    -----------    -----------    -----------    -----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS ....      (242,244)       (89,689)    (8,070,054)     2,120,360    (18,726.849)    17,035,489
NET ASSETS:
Beginning of Year ........................       261,335        351,024      8,289,077      6,168,717     18,819,093      1,783,604
                                             -----------    -----------    -----------    -----------    -----------    -----------
End of Year ..............................   $    19,091    $   261,335    $   219,023    $ 8,289,077    $    92,244    $18,819,093
                                             ===========    ===========    ===========    ===========    ===========    ===========

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                       STATEMENTS OF CHANGES IN NET ASSETS
                        For the Years Ended December 31,

                                                          American
                                                           Century                      Calvert
                                                 --------------------------   ---------------------------
                                                          VP Capital                     Social
                                                      Appreciation Fund               Balanced Fund
                                                 --------------------------   ---------------------------
                                                     2000          1999            2000           1999
                                                 -----------    -----------   -------------   -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) ..............   $    83,964    $    (7,317)   $    (3,456)   $    68,989
   Net realized gain (loss) on investments ...       823,162        105,509         67,199         30,187
   Net unrealized appreciation
     (depreciation) of investments ...........      (342,824)       343,300        (47,530)       (18,161)
                                                 -----------    -----------    -----------    -----------
Net Increase (Decrease) in net assets
   resulting from operations .................       564,302        441,492         16,213         81,015
                                                 -----------    -----------    -----------    -----------
From Unit Transactions (Note 5):
   Contributions .............................       153,800        102,987         25,273        179,057
   Withdrawals ...............................      (399,849)       (47,748)      (117,618)      (194,924)
   Net Transfers .............................    (1,816,998)       643,688       (737,340)         3,368
                                                 -----------    -----------    -----------    -----------
Net Increase (Decrease) from unit
   transactions ..............................    (2,063,047)       698,927       (829,685)       (12,499)
                                                 -----------    -----------    -----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS ........    (1,498,745)     1,140,419       (813,472)        68,516
NET ASSETS:
Beginning of Year ............................     1,525,768        385,349        849,736        781,220
                                                 -----------    -----------    -----------    -----------
End of Year ..................................   $    27,023    $ 1,525,768    $    36,264    $   849,736
                                                 ===========    ===========    ===========    ===========

                                                                                  Fidelity
                                             --------------------------------------------------------------------------------------
                                                         VIP                         VIP II                         VIP
                                                    Equity-Income                    Contra                    Asset Manager
                                                        Fund                          Fund                          Fund
                                             --------------------------    --------------------------    --------------------------
                                                 2000           1999           2000           1999          2000            1999
                                             -----------    -----------    -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) ..........   $   199,089    $   121,168    $ 1,134,096    $   197,387    $   191,994    $   110,637
   Net realized gain (loss) on investments       (72,968)       128,345        636,653        570,254        (41,083)        14,584
   Net unrealized appreciation
     (depreciation) of investments .......      (223,095)      (111,339)    (2,093,634)       926,615       (193,546)        43,866
                                             -----------    -----------    -----------    -----------    -----------    -----------
Net Increase (Decrease) in net assets
   resulting from operations .............       (96,974)       138,174       (322,885)     1,694,256        (42,635)       169,087
                                             -----------    -----------    -----------    -----------    -----------    -----------
From Unit Transactions (Note 5):
   Contributions .........................       107,187        542,607        247,436      1,249,737         22,872        560,070
   Withdrawals ...........................      (500,250)      (369,062)    (1,763,790)    (1,397,869)      (378,728)      (279,074)
   Net Transfers .........................    (2,913,931)      (391,945)    (7,202,132)       524,957     (1,522,801)       (85,617)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Net Increase (Decrease) from unit
   transactions ..........................    (3,306,994)      (218,400)    (8,718,486)       376,825     (1,878,657)       195,379
                                             -----------    -----------    -----------    -----------    -----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS ....    (3,403,968)       (80,226)    (9,041,371)     2,071,081     (1,921,292)       364,466
NET ASSETS:
Beginning of Year ........................     3,463,394      3,543,620      9,366,896      7,295,815      2,002,681      1,638,215
                                             -----------    -----------    -----------    -----------    -----------    -----------
End of Year ..............................   $    59,426    $ 3,463,394    $   325,525    $ 9,366,896    $    81,389    $ 2,002,681
                                             ===========    ===========    ===========    ===========    ===========    ===========

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                          NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

      Separate Account No. 2 of The American Life Insurance Company of New York ("the Company") was established in conformity with New York Insurance Law and commenced operations on November 19, 1993 as a unit investment trust. On that date, the following American Life funds became available as investment alternatives: Money Market Fund, All America Fund, Equity Index Fund, Bond Fund, Short-Term Bond Fund, Mid-Term Bond Fund, Composite Fund, Scudder Bond Fund, Scudder Capital Growth Fund, Scudder International Fund, American Century VP Capital Appreciation Fund and Calvert Social Balanced Fund. The American Life funds invest in a corresponding fund of Mutual of America Investment Corporation ("Investment Company"), portfolios of Scudder Variable Life Investment Fund
("Scudder"), fund of American Century Variable Portfolios Inc. ("American Century") and a corresponding fund of Calvert Social Balanced Portfolio of Calvert Variable Series, Inc. ("Calvert").

      On May 2, 1994 the Aggressive Equity Fund of the Investment Company became available as an investment alternative to Separate Account No. 2.

      On May 1, 1995 Fidelity Investments Equity-Income, Contrafund and Asset Manager Funds became available to Separate Account No. 2 as investment alternatives. The Fidelity Equity-Income Fund invests in the corresponding portfolio of Fidelity Variable Insurance Products Fund ("Fidelity VIP") and the Contrafund and Asset Manager Funds invest in the corresponding portfolios of Fidelity Variable Insurance Products Fund II ("Fidelity VIP II") (collectively, "Fidelity").

      On May 3, 1999 the Mid-Cap Equity Index Fund of the Investment Company became the 17th investment alternative available to Separate Account No. 2.

      Separate Account No. 2 was formed by the Company to support the operations of the Company's group and individual variable accumulation annuity contracts ("Contracts"). The assets of Separate Account No. 2 are the property of the Company. The portion of Separate Account No. 2's assets applicable to the Contracts will not be charged with liabilities arising out of any other business the Company may conduct.

      The  preparation of financial  statements  may require  management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Actual results, however, may differ from those estimates.

      The following is a summary of the significant accounting policies consistently followed by Separate Account No. 2, which are in conformity with accounting principles generally accepted in the United States:

      Investment Valuation -- Investments are made in shares of the Investment Company, Scudder, American Century, Calvert and Fidelity and are valued at the reported net asset values of the respective Funds or Portfolios.

      Investment Income -- Dividend distributions made by the Underlying Funds, generally representing a distribution of their accumulated income and capital gains, are recognized as investment income on the ex-dividend dates of each Underlying Fund by each Fund of Separate Account No. 2 and are immediately fully reinvested in additional shares of the Underlying Funds at their respective ex-dividend net asset values. As such, the ultimate effect of the dividend paid to the Funds of Separate Account No. 2 has no impact on the respective unit values.

      Investment Transactions -- Investment transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined based on the average cost of the investment sold.

      Federal Income Taxes -- Separate Account No. 2 will be treated as a part of the Company and will not be taxed separately as a "regulated investment company" under existing law. The Company is taxed as a life insurance company under the life insurance tax provisions of the Internal Revenue Code. No provision for income taxes is required in the accompanying financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                    NOTES TO FINANCIAL STATEMENTS (Continued)

2. INVESTMENTS

      The number of shares owned by Separate Account No. 2 and their respective net asset values (rounded to the nearest cent) per share at December 31, 2000 are as follows:

                                                         Number of    Net Asset
                                                           Shares       Value
                                                         ---------    --------
      Investment Company Funds:
         Money Market Fund ............................    44,640      $ 1.20
         All America Fund .............................   143,368        2.54
         Equity Index Fund ............................    99,354        2.37
         Mid-Cap Equity Index Fund ....................    13,333        1.21
         Bond Fund ....................................    46,104        1.31
         Short-Term Bond Fund .........................    48,272        1.01
         Mid-Term Bond Fund ...........................     1,579        0.85
         Composite Fund ...............................    31,510        1.60
         Aggressive Equity Fund .......................    83,722        1.76
      Scudder Portfolios:
         Bond Portfolio ...............................     2,791        6.78
         Capital Growth Portfolio--Class "A" ..........    15,429       23.07
         International Portfolio--Class "A" ...........     6,296       14.26
      American Century VP Capital Appreciation Fund ...     1,882       15.78
      Calvert Social Balanced Portfolio ...............    20,931        2.00
      Fidelity Portfolios:
         Equity-Income--"Initial" Class ...............     3,406       25.52
         Contrafund--"Initial" Class ..................    13,639       23.75
         Asset Manager--"Initial" Class ...............     5,029       16.01

3. EXPENSES

      Administrative Charges -- In connection with its administrative functions, the Company deducts daily, at an annual rate of .40%, an amount from the value of the net assets of all funds, except the American Century Fund for which the annual rate is .20%, and, each Fidelity fund, for which the annual rate is .30%.

      In addition, a deduction of up to $2.00 may be made at the end of each month from a participant's account, except that such charge shall not exceed 1/12 of 1% of the balance in such account in any month.

      Distribution Expense Charge -- The Company will make a deduction daily from the value of the net assets of each fund, at an annual rate of .35%, to cover anticipated distribution expenses.

      Expense Risk Charge -- The Company assumes the risk to make annuity payments in accordance with annuity tables provided in the Contracts regardless of how long a participant lives and also assumes certain expense risks associated with such annuity payments. For assuming this risk, the Company deducts daily, at an annual rate of .15%, an amount from the value of the net assets of each fund. Prior to May 1, 2000 the charge had included a mortality risk charge component of .35% which was eliminated as of that date.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                    NOTES TO FINANCIAL STATEMENTS (Continued)

4. FINANCIAL HIGHLIGHTS

      Shown below are financial highlights for a Unit outstanding throughout each of the five years ended December 31:

                                           Investment Company Money Market Fund
                             ------------------------------------------------------------------
                              2000           1999           1998           1997           1996
                             ------        -------         -------        ------         ------
Unit value, beginning
  of year .............      $ 2.11        $  2.03         $  1.95        $ 1.87         $ 1.80
                             ======        =======         =======        ======         ======
Unit value, end of year      $ 2.22        $  2.11         $  2.03        $ 1.95         $ 1.87
                             ======        =======         =======        ======         ======
Units outstanding, end
  of year .............      24,251        670,745         373,107        90,542         66,104
                             ======        =======         =======        ======         ======
                                          Investment Company All America Fund
                             -----------------------------------------------------------------
                              2000           1999           1998           1997          1996
                             ------        -------         -------        ------        ------
Unit value, beginning
  of year .............      $10.05        $  8.09         $  6.76       $  5.39        $  4.52
                             ======        =======         =======       =======        =======
Unit value, end of year      $ 9.46        $ 10.05         $  8.09       $  6.76        $  5.39
                             ======        =======         =======       =======        =======
Units outstanding, end
  of year .............      37,775        979,623         961,495       919,295        621,536
                             ======        =======         =======       =======        =======

                                           Investment Company Equity Index Fund
                             -------------------------------------------------------------------
                              2000           1999            1998          1997           1996
                             ------        --------        --------      ---------       -------
Unit value, beginning
  of year .............      $ 3.41       $    2.86       $    2.26      $    1.72       $  1.42
                             ======       =========       =========      =========       =======
Unit value, end of year      $ 3.07       $    3.41       $    2.86      $    2.26       $  1.72
                             ======       =========       =========      =========       =======
Units outstanding, end
  of year .............      76,577       3,981,869       3,950,586      2,496,288       858,298
                             ======       =========       =========      =========       =======
                                              Investment Company Bond Fund
                             --------------------------------------------------------------------
                              2000           1999           1998           1997            1996
                             ------        -------         -------        -------         -------
Unit value, beginning
  of year .............      $ 3.07        $  3.17         $  3.00        $  2.75         $  2.69
                             ======        =======         =======        =======         =======
Unit value, end of year      $ 3.31        $  3.07         $  3.17        $  3.00         $  2.75
                             ======        =======         =======        =======         =======
Units outstanding, end
  of year .............      18,282        460,800         714,893        301,512         328,371
                             ======        =======         =======        =======         =======

                                           Investment Company Short-Term Bond Fund
                             ------------------------------------------------------------------
                              2000           1999           1998           1997           1996
                             ------         -------        -------        ------         ------
Unit value, beginning
  of year .............      $ 1.28         $  1.24        $  1.19        $ 1.14         $ 1.10
                             ======         =======        =======        ======         ======
Unit value, end of year      $ 1.37         $  1.28        $  1.24        $ 1.19         $ 1.14
                             ======         =======        =======        ======         ======
Units outstanding, end
  of year .............      35,617         132,691        126,929        24,344         17,798
                             ======         =======        =======        ======         ======
                                          Investment Company Mid-Term Bond Fund
                             -------------------------------------------------------------------
                              2000           1999          1998            1997           1996
                             -----         -------        -------         ------         -------
Unit value, beginning
  of year .............      $1.32         $  1.32        $  1.26         $ 1.19         $  1.16
                             =====         =======        =======         ======         =======
Unit value, end of year      $1.38         $  1.32        $  1.32         $ 1.26         $  1.19
                             =====         =======        =======         ======         =======
Units outstanding, end
  of year .............        989         159,690        197,045         49,001         260,862
                             =====         =======        =======         ======         =======

                                             Investment Company Composite Fund
                             -------------------------------------------------------------------
                              2000           1999          1998            1997           1996
                             -----         -------        -------         -------        -------
Unit value, beginning
  of year .............      $5.61         $  4.93        $  4.36         $  3.75        $  3.39
                             =====         =======        =======         =======        =======
Unit value, end of year      $5.52         $  5.61        $  4.93         $  4.36        $  3.75
                             =====         =======        =======         =======        =======
Units outstanding, end
  of year .............      9,047         875,960        696,121         643,537        456,304
                             =====         =======        =======         =======        =======
                                          Investment Company Aggressive Equity Fund
                             --------------------------------------------------------------------
                              2000           1999           1998           1997           1996
                             ------       ---------       ---------     ---------       ---------
Unit value, beginning
  of year .............      $ 2.85       $    2.02       $    2.15     $    1.80       $    1.43
                             ======       =========       =========     =========       =========
Unit value, end of year      $ 2.79       $    2.85       $    2.02     $    2.15       $    1.80
                             ======       =========       =========     =========       =========
Units outstanding, end
  of year .............      52,543       1,529,685       1,778,370     2,289,562       1,386,311
                             ======       =========       =========     =========       =========

                               Investment Company
                           Mid-Cap Equity Index Fund
                          ---------------------------
                              2000           1999*
                             ------         -------
Unit value, beginning
  of year                    $ 1.11         $  1.00
                             ======         =======
Unit value, end of year      $ 1.28         $  1.11
                             ======         =======
Units outstanding, end
  of year                    12,361         315,623
                             ======         =======

----------
* Commenced operations May 3, 1999.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                    NOTES TO FINANCIAL STATEMENTS (Continued)

4. FINANCIAL HIGHLIGHTS (Continued)

                                                     Scudder Bond Fund
                             ------------------------------------------------------------------
                              2000           1999           1998           1997           1996
                             ------         ------         ------         ------         ------
Unit value, beginning
  of year .............      $12.73         $13.02         $12.37         $11.48         $11.30
                             ======         ======         ======         ======         ======
Unit value, end of year      $13.94         $12.73         $13.02         $12.37         $11.48
                             ======         ======         ======         ======         ======
Units outstanding, end
  of year .............       1,370         20,522         26,966          7,927          3,877
                             ======         ======         ======         ======         ======
                                                Scudder Capital Growth Fund
                             ------------------------------------------------------------------
                              2000           1999           1998           1997           1996
                             ------        -------        -------        -------         ------
Unit value, beginning
  of year .............      $48.17        $ 36.07        $ 29.64        $ 22.11         $18.64
                             ======        =======        =======        =======         ======
Unit value, end of year      $42.97        $ 48.17        $ 36.07        $ 29.64         $22.11
                             ======        =======        =======        =======         ======
Units outstanding, end
  of year .............       5,097        172,063        171,014        159,853         73,641
                             ======        =======        =======        =======         ======


                                                Scudder International Fund
                             ------------------------------------------------------------------
                              2000           1999           1998           1997           1996
                             ------        -------        -------         ------         ------
Unit value, beginning
  of year .............      $25.83        $ 16.93        $ 14.46         $13.43         $11.85
                             ======        =======        =======         ======         ======
Unit value, end of year      $20.02        $ 25.83        $ 16.93         $14.46         $13.43
                             ======        =======        =======         ======         ======
Units outstanding, end
  of year .............       4,608        728,627        105,376         78,166         70,139
                             ======        =======        =======         ======         ======

                                                     American Century
                             ------------------------------------------------------------------
                                                VP Capital  Appreciation Fund
                             ------------------------------------------------------------------
                              2000           1999           1998           1997           1996
                             ------         ------         ------         ------         ------
Unit value, beginning
  of year .............      $17.40         $10.69         $11.04         $11.53         $12.18
                             ======         ======         ======         ======         ======
Unit value, end of year      $18.82         $17.40         $10.69         $11.04         $11.53
                             ======         ======         ======         ======         ======
Units outstanding, end
  of year .............       1,436         87,702         36,061         44,293         67,688
                             ======         ======         ======         ======         ======
                                              Calvert Social Balanced Fund
                             ------------------------------------------------------------------
                              2000           1999           1998           1997           1996
                             ------        -------         -------       -------        -------
Unit value, beginning
  of year ..............     $ 3.37        $  3.04         $  2.65       $  2.23        $  2.01
                             ======        =======         =======       =======        =======
Unit value, end of year      $ 3.23        $  3.37         $  3.04       $  2.65        $  2.23
                             ======        =======         =======       =======        =======
Units outstanding, end
  of year ..............     11,222        252,148         256,931       194,166        100,573
                             ======        =======         =======       =======        =======

                                                         Fidelity
                             ------------------------------------------------------------------
                                                   VIP Equity-Income Fund
                             ------------------------------------------------------------------
                              2000           1999           1998           1997           1996
                             ------        -------         -------        ------         ------
Unit value, beginning
  of year .............      $32.21        $ 30.65         $ 27.77        $21.93         $19.43
                             ======        =======         =======        ======         ======
Unit value, end of year      $34.61        $ 32.21         $ 30.65        $27.77         $21.93
                             ======        =======         =======        ======         ======
Units outstanding, end
  of year .............       1,717        107,509         115,626        94,213         60,979
                             ======        =======         =======        ======         ======
                                                         Fidelity
                             ------------------------------------------------------------------
                                                    VIP II Contra Fund
                             ------------------------------------------------------------------
                              2000           1999           1998           1997           1996
                             ------        -------         -------       -------        -------
Unit value, beginning
  of year .............      $32.13        $ 26.16         $ 20.36       $ 16.59        $ 13.85
                             ======        =======         =======       =======        =======
Unit value, end of year      $2,973        $ 32.13         $ 26.16       $ 20.36        $ 16.59
                             ======        =======         =======       =======        =======
Units outstanding, end
  of year .............      10,950        291,542         278,931       212,606        153,360
                             ======        =======         =======       =======        =======

                                                         Fidelity
                          -----------------------------------------------------------------------
                                                 VIP II Asset Manager Fund
                          -----------------------------------------------------------------------
                              2000           1999           1998           1997           1996
                             ------         ------         ------         ------         ------
Unit value, beginning
  of year ..............     $26.40         $24.04         $21.14         $17.72         $15.66
                             ======         ======         ======         ======         ======
Unit value, end of year      $25.14         $26.40         $24.04         $21.14         $17.72
                             ======         ======         ======         ======         ======
Units outstanding, end
  of year ..............      3,238         75,850         68,139         65,125         36,872
                             ======         ======         ======         ======         ======

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                    NOTES TO FINANCIAL STATEMENTS (Continued)

5. ASSUMPTION OF BUSINESS BY AN AFFILIATED ENTITY AND SALE OF THE COMPANY

      In September 1999, Mutual of America Life Insurance Company ("Mutual of America"), submitted to the New York Insurance Department a Plan of Reorganization whereby Mutual of America would prepare for the sale of its wholly owned subsidiary, The American Life Insurance Company of New York ("the Company"). In preparation for such sale, the Company would transfer (via assumption reinsurance and related agreements) virtually all of the Company's in force business.

      During, 2000, approval, was obtained from a substantial number of the Company's policyowners which resulted in Mutual of America assuming these contracts and all of the related assets and obligations, effectively replacing the Company as the issuer.

      Total amounts transferred by the Company throughout 2000 pursuant to these agreements amounted to approximately $77 million and are predominantly included in Net Transfers on the Statements of Changes in Net Assets. The Scudder International, Equity Index, All America, and Fidelity Contra Funds accounted for the largest. Separate Account No. 2 transfers amounting to $12.0 million, $10.9 million, $9.2 million and $8.3 million, respectively, for the year.

      It is anticipated that the sale of the Company to an unaffiliated buyer will take place during the first quarter of 2001.

                        REPORT OF INDEPENDENT ACCOUNTANTS

To The American Life Insurance Company of New York:

      We have audited the accompanying statement of assets and liabilities of American Life Separate Account No. 2 as of December 31, 2000, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of American Life Separate Account No. 2 as of December 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States.

/s/ Arthur Andersen LLP

New York, New York
February 20, 2001

THE AMERICAN LIFE
INSURANCE COMPANY OF NEW YORK
A SUBSIDIARY OF MUTUAL OF AMERICA LIFE INSURANCE COMPANY

MUTUAL OF AMERICA LIFE INSURANCE COMPANY IS A REGISTERED
BROKER-DEALER AND DISTRIBUTES THE VARIABLE PRODUCTS OF
THE AMERICAN LIFE INSURANCE COMPANY OF NEW YORK

320 PARK AVENUE
NEW YORK, NY 10022-6839
212-224-1700

www.mutualofamerica.com